Debt - Other Note Payable - Additional Information (Detail) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	May 03, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 23, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 17,934,000
Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Common Stock, shares		479,417	528,522	623,779
Common Stock [Member]
Debt Instrument [Line Items]
Conversion to Common Stock, shares	1,110,613
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 2,100,000
Number of shares issued upon conversion of debt					1,660,530
Restructured Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion to Common Stock, shares					396,201
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage								11.00%
Extended repayment debt					May 03, 2016	Apr. 30, 2016
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt, face amount									$ 5,000,000
Debt interest rate, stated percentage								12.00%	10.00%
Debt, carrying value									$ 560,000
Debt, unamortized discount or premium		$ 392,000				$ 392,000	$ 437,000
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 5,000,000
Debt interest rate, stated percentage	10.00%
Debt extinguished	$ 700,000
Conversion to Common Stock, shares	1,400,000
Extended repayment debt					Sep. 08, 2021
Interest payments					$ 0
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 2,100,000
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	1,660,530
Conversion to Common Stock, shares	396,201